Schedule of Derivative Liabilities at Fair Value (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 1	$ 0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 2	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 3	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 4	1,075,500
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 5	3,907,194
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 6	4,982,694
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 7	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 8	(8,941,489)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 9	(8,941,489)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 10	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 11	(542,806)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 12	(542,806)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 13	(918,969)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 14	6,576,956
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 15	5,657,987
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 16	156,531
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 17	999,855
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 18	1,156,386
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 19	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 20	(1,118,492)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 21	(1,118,492)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 22	(152,812)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 23	118,637
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 24	(34,175)
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 25	3,719
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 26	0
Warrants Liability Schedule Of Derivative Liabilities At Fair Value 27	$ 3,719